Leases - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Liabilities, Noncurrent
Operating lease right-of-use assets, net	¥ 4,894
Operating lease liabilities - current	3,697	¥ 7,893
Operating lease liabilities - non-current	780
Total operating lease liabilities	¥ 4,477
Weighted average remaining lease term	1 year 2 months 1 day
Weighted average discount rate	4.75%
Operating lease expenses	¥ 9,204
Short-term lease expenses	4,748
Total lease expenses	13,952	¥ 16,456	¥ 15,078
Cash paid for amounts included in the measurement of lease liabilities:	8,749
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 4,225
Minimum
Leases
Lease term	1 year
Maximum
Leases
Lease term	3 years